Subsequent Events (Details Narrative) (10-Q) - USD ($)	Aug. 13, 2019	Dec. 15, 2016	Jun. 28, 2019	Mar. 29, 2019
Number of stock sold		475,681
Warrants issued to purchase common stock				365,523
Warrants exercise price			$ 2.40
Accrued commissions			$ 215,652
Warrants payable			$ 107,826
Subsequent Event [Member] | Common Shares [Member]
Number of stock sold	47,500
Number of stock sold, value	$ 95,000
Subsequent Event [Member] | Warrants [Member]
Warrants issued to purchase common stock	23,750
Warrants exercise price	$ 2.40
Subsequent Event [Member] | Warrants [Member] | Placement Agent [Member]
Accrued commissions	$ 11,400
Warrants payable	5,700
Subsequent Event [Member] | FSW Funding [Member]
Proceeds from accounts receivable financing	$ 1,200,000